Note R - Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 201 7
	Banking	Consumer Finance	Total Company
Net interest income	$38,366	$3,367	$41,733
Provision expense	2,415	149	2,564
Noninterest income	8,834	601	9,435
Noninterest expense	34,079	2,530	36,609
Tax expense	3,973	513	4,486
Net income	6,733	776	7,509
Assets	1,013,386	12,904	1,026,290
	Year Ended December 31, 201 6
	Banking	Consumer Finance	Total Company
Net interest income	$33,019	$3,307	$36,326
Provision expense	2,665	161	2,826
Noninterest income	7,589	650	8,239
Noninterest expense	30,257	2,642	32,899
Tax expense	1,530	390	1,920
Net income	6,156	764	6,920
Assets	941,907	12,733	954,640
	Year Ended December 31, 201 5
	Banking	Consumer Finance	Total Company
Net interest income	$30,175	$3,320	$33,495
Provision expense	1,055	35	1,090
Noninterest income	7,880	717	8,597
Noninterest expense	26,983	2,636	29,619
Tax expense	2,347	462	2,809
Net income	7,670	904	8,574
Assets	782,715	13,570	796,285